Income Taxes (Details 1)	7 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2012
Tax benefit at federal statutory rate	(34.00%)	(34.00%)
State income tax	(6.00%)	(6.00%)
Permanent difference:
Meals and entertainment	0.00%	0.20%
Increase in valuation allowance	40.00%	39.80%
Effective income tax rate	0.00%	0.00%